Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(7) (h)	Adjusted EBITDA Percentage (8) (i)
					Total Shareholder Return ($)(5) (f)	Peer Group Total Shareholder Return ($)(6) (g)
2024	7,983,805	19,523,449	2,185,363	4,482,512	269.89	146.72	264,842,000	19.7%
2023	7,906,336	17,989,528	2,434,263	4,211,247	194.36	129.29	205,285,000	18.4%
2022	9,508,798	9,392,125	2,586,988	2,559,862	104.93	98.37	223,747,000	16.8%

Company Selected Measure Name	Adjusted EBITDA percentage
Named Executive Officers, Footnote	The dollar amount reported in column (b) is the amount reported for Shyam P. Kambeyanda (the Company’s Chief Executive
Officer) for 2024, 2023 and 2022 in the “Total” column in our Summary Compensation Table. Refer to the Summary
Compensation Table.
The dollar amount reported in column (d) represents the average of the amounts reported for the Company’s NEOs as a group
(excluding Mr. Kambeyanda) in the “Total” column of the Summary Compensation Table for 2024, 2023 and 2022. The names of each of the NEOs included for these purposes are Kevin J. Johnson, Olivier Biebuyck, Curtis E. Jewell and Eleanor Lukens.

Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 400 Industrials Index consistent with that presented in our Annual Report on Form 10-K under Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 7,983,805	$ 7,906,336	$ 9,508,798
PEO Actually Paid Compensation Amount	$ 19,523,449	17,989,528	9,392,125
Adjustment To PEO Compensation, Footnote	The dollar amount reported in column (c) represents the amount of “compensation actually paid” to Mr. Kambeyanda, as computed in accordance with Item 402(v) of Regulation S-K and does not reflect the total compensation actually realized or received by Mr. Kambeyanda.  In accordance with Item 402(v), these amounts reflect “Total Compensation” as set forth in the
Summary Compensation Table for 2024, 2023 and 2022, adjusted as shown below.  Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies consistent with those used for grant-date values.

Compensation Actually Paid to PEO	2024	2023	2022
Summary Compensation Table Total	$7,983,805	$7,906,336	$9,508,798
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	4,971,209	4,466,855	6,728,131
Less, Change in Pension Value reported in Summary Compensation Table	—	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,357,733	6,974,819	6,472,566
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	8,070,108	6,893,881	113,246
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	1,061,225	661,468	11,436
Plus, value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	21,787	19,879	14,210
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Plus, pension service cost for services rendered during the year	—	—	—
Compensation Actually Paid to Shyam P. Kambeyanda	$19,523,449	$17,989,528	$9,392,125

Non-PEO NEO Average Total Compensation Amount	$ 2,185,363	2,434,263	2,586,988
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,482,512	4,211,247	2,559,862
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the NEOs as a group
(excluding Mr. Kambeyanda), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, this amount reflects “Total Compensation” as set forth in the Summary Compensation Table for 2024, 2023 and 2022, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies consistent with those used for grant-date values.

Average Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022
Average Summary Compensation Table Total	$2,185,363	$2,434,263	$2,586,988
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	1,090,890	1,212,010	1,249,699
Less, average Change in Pension Value reported in Summary Compensation Table	—	—	—
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,610,165	1,887,523	1,212,260
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	1,621,052	1,001,067	14,352
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	151,912	96,340	(6,876)
Plus, value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	4,910	4,064	2,836
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Plus, average pension service cost for services rendered during the year	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	$4,482,512	$4,211,247	$2,559,862

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid (“CAP”), Cumulative TSR and Peer Group TSR
*The graph tracks the performance of a $100 investment, assuming reinvestment of dividends, in our common stock and in each index from April 5, 2022, the date our common stock commenced regular-
way trading on the New York Stock Exchange, to December 31, 2024.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA Percentage
Total Shareholder Return Vs Peer Group	Compensation Actually Paid (“CAP”), Cumulative TSR and Peer Group TSR
*The graph tracks the performance of a $100 investment, assuming reinvestment of dividends, in our common stock and in each index from April 5, 2022, the date our common stock commenced regular-
way trading on the New York Stock Exchange, to December 31, 2024.

Tabular List, Table	Adjusted EBITDA Percentage ■Working Capital Turns ■Adjusted Net Sales ■Adjusted Free Cashflow ■Adjusted Earnings per Share ■Relative Total Shareholder Return
Total Shareholder Return Amount	$ 269.89	194.36	104.93
Peer Group Total Shareholder Return Amount	146.72	129.29	98.37
Net Income (Loss)	$ 264,842,000	$ 205,285,000	$ 223,747,000
Company Selected Measure Amount	0.197	0.184	0.168
PEO Name	Shyam P. Kambeyanda
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period,  by (b) the Company’s share price at the beginning of the measurement period.  The beginning of the 2022 measurement period for the table is April 5, 2022, the date our common stock commenced regular-way trading on the New York Stock Exchange.
The dollar amount reported represents the amount of net income attributable to ESAB Corporation reflected in the Company’s audited financial statements for the applicable year.
2022.
Description of Certain Relationships between Information Presented in the Pay versus
Performance Table
As described in more detail in “Compensation Discussion & Analysis – Our Executive Compensation Program,” the
Company’s executive compensation program reflects a variable, pay-for-performance philosophy.  While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table.  Moreover, the Company seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.  In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Percentage
Non-GAAP Measure Description	Adjusted EBITDA percentage, the Company-Selected Measure, represents the most important financial measure used to link performance to pay in 2024, 2023 and 2022.  Adjusted EBITDA percentage is a non-GAAP performance measure and is the ratio between Adjusted EBITDA and net sales. Adjusted EBITDA is measured by comparing Adjusted EBITDA excluding any unbudgeted 2024, 2023 and 2022 acquisitions to the 2024, 2023 and 2022 Adjusted EBITDA targets at actual foreign exchange rates and is defined as U.S. GAAP net income from continuing operations plus net interest expense, income taxes and acquisition-amortization and other related charges, separation costs, restructuring costs per company policy, non-cash asset impairments including goodwill and intangibles, unbudgeted acquisition and divestiture costs, foreign currency exchange gains or losses arising from initial recognition of a highly inflationary currency, pension curtailment costs, effects from changes in U.S.
GAAP or other unplanned or nonrecurring items that the Compensation and Human Capital Management Committee considers unusual and not representative of the underlying economic performance of the Company, with budgeted results for any divested/
discontinued entities added to actual results in determining 2024, 2023 and 2022 performance. 2024, 2023 and 2022 Adjusted
EBITDA also excludes Russia for Fiscal Year 2024 and 2023 and from April 2, 2022 to December 31, 2022 for Fiscal Year 2022.

Measure:: 2
Pay vs Performance Disclosure
Name	Working Capital Turns
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cashflow
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,971,209)	(4,466,855)	(6,728,131)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,357,733	6,974,819	6,472,566
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,070,108	6,893,881	113,246
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,061,225	661,468	11,436
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,787	19,879	14,210
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,090,890)	(1,212,010)	(1,249,699)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,610,165	1,887,523	1,212,260
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,621,052	1,001,067	14,352
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,912	96,340	(6,876)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,910	$ 4,064	$ 2,836